Intangible Assets, Net - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	$ 13,720,540	$ 14,678,640	$ 697,079
Expenses related to unsuccessful wells	$ 2,508,180	$ 2,500,638